Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	September 2013
Distribution Date	10/15/13
Transaction Month	32
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		January 1, 2011
Closing Date:		January 27, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$982,362,180.37	64,626	4.74%	58.35
Original Adj. Pool Balance:		$945,358,024.43

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$228,000,000.00	23.209%	0.31830%		February 15, 2012
Class A-2 Notes	Fixed	$263,000,000.00	26.772%	0.69000%		November 15, 2013
Class A-3 Notes	Fixed	$247,000,000.00	25.143%	1.16000%		April 15, 2015
Class A-4 Notes	Fixed	$116,600,000.00	11.869%	1.78000%		December 15, 2015
Class B Notes	Fixed	$34,030,000.00	3.464%	2.45000%		April 15, 2016
Class C Notes	Fixed	$32,150,000.00	3.273%	3.00000%		June 15, 2017
Total Securities		$920,780,000.00	93.731%

Overcollateralization		$24,578,024.43	2.502%
YSOA		$37,004,155.94	3.767%
Total Original Pool Balance		$982,362,180.37	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$38,029,576.83	0.1539659	$23,806,337.08	0.0963819	$14,223,239.75
Class A-4 Notes	$116,600,000.00	1.0000000	$116,600,000.00	1.0000000	$-
Class B Notes	$34,030,000.00	1.0000000	$34,030,000.00	1.0000000	$-
Class C Notes	$32,150,000.00	1.0000000	$32,150,000.00	1.0000000	$-
Total Securities	$220,809,576.83	0.2398071	$206,586,337.08	0.2243601	$14,223,239.75

Weighted Avg. Coupon (WAC)	4.60%		4.60%
Weighted Avg. Remaining Maturity (WARM)	30.90		30.00
Pool Receivables Balance	$262,593,598.71		$247,821,983.98
Remaining Number of Receivables	30,326		29,199

Adjusted Pool Balance	$254,369,786.70		$240,146,546.95

III. COLLECTIONS

Principal:
Principal Collections	$14,322,492.13
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$252,292.75
Total Principal Collections	$14,574,784.88

Interest:
Interest Collections	$1,001,145.35
Late Fees & Other Charges	$28,276.96
Interest on Repurchase Principal	$-
Total Interest Collections	$1,029,422.31

Collection Account Interest	$339.94
Reserve Account Interest	$118.40
Servicer Advances	$-

Total Collections	$15,604,665.53

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Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	September 2013
Distribution Date	10/15/13
Transaction Month	32
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections					$15,604,665.53
Reserve Account Available					$4,726,790.12
Total Available for Distribution					$20,331,455.65
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$218,828.00		$218,828.00	$218,828.00
Collection Account Interest					$339.94
Late Fees & Other Charges					$28,276.96
Total due to Servicer					$247,444.90

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$36,761.92		$36,761.92
Class A-4 Notes		$172,956.67		$172,956.67

Total Class A interest:		$209,718.59		$209,718.59	$209,718.59

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$69,477.92		$69,477.92	$69,477.92

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$80,375.00		$80,375.00	$80,375.00

Available Funds Remaining:					$14,997,649.12

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$14,223,239.75

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$14,223,239.75
Class A-4 Notes				$-
Class A Notes Total:		$14,223,239.75		$14,223,239.75
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal				$14,223,239.75

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					774,409.37

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$8,223,812.01
Beginning Period Amount	$8,223,812.01
Current Period Amortization	$548,374.98
Ending Period Required Amount	$7,675,437.03
Ending Period Amount	$7,675,437.03
Next Distribution Date Amount	$7,148,164.03

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Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	September 2013
Distribution Date	10/15/13
Transaction Month	32
30/360 Days	30
Actual/360 Days	29

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$4,726,790.12
Beginning Period Amount	$4,726,790.12
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$4,726,790.12
Ending Period Amount	$4,726,790.12

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.55%
Overcollateralization Floor	3.55%
		Beginning	Ending	Target
Overcollateralization Amount		$33,560,209.87	$33,560,209.87	$33,560,209.87
Overcollateralization as a % of Original Adjusted Pool		3.55%	3.55%	3.55%
Overcollateralization as a % of Current Adjusted Pool		13.19%	13.97%	13.97%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.53%	28,769	97.99%	$242,844,611.31
30 - 60 Days	1.24%	363	1.69%	$4,182,383.47
61 - 90 Days	0.19%	56	0.27%	$674,237.50
91 + Days	0.04%	11	0.05%	$120,751.70
		29,199		$247,821,983.98
Total
Delinquent Receivables 61 + days past due	0.23%	67	0.32%	$794,989.20
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.24%	74	0.37%	$968,855.29
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.28%	88	0.41%	$1,144,016.07
Three-Month Average Delinquency Ratio	0.25%		0.37%

Repossession in Current Period		23		$282,884.27
Repossession Inventory		34		$222,157.14

Charge-Offs
Gross Principal of Charge-Off for Current Period				$449,122.60
Recoveries				$(252,292.75)
Net Charge-offs for Current Period				$196,829.85

Beginning Pool Balance for Current Period				$262,593,598.71

Net Loss Ratio				0.90%
Net Loss Ratio for 1st Preceding Collection Period				0.70%
Net Loss Ratio for 2nd Preceding Collection Period				0.19%
Three-Month Average Net Loss Ratio for Current Period				0.60%

Cumulative Net Losses for All Periods				$5,799,028.93
Cumulative Net Losses as a % of Initial Pool Balance				0.59%

Principal Balance of Extensions				$876,135.53
Number of Extensions				72

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